UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21467

LMP Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.          SCHEDULE OF INVESTMENTS

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

JULY 31, 2008

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited)
July 31, 2008

Shares	Security	Value
COMMON STOCKS — 56.5%
CONSUMER DISCRETIONARY — 7.6%
Household Durables — 0.0%
1,226,577	Home Interiors & Gifts Inc. (a)(b)*	$1
Media — 5.3%
352,170	Lamar Advertising Co., Class A Shares *	13,375,417
379,480	Liberty Media Corp. - Entertainment, Series A *	9,342,798
608,260	Time Warner Inc.	8,710,283
511,700	Warner Music Group Corp.	4,267,578
	Total Media	35,696,076
Multiline Retail — 1.1%
171,400	Target Corp.	7,752,422
Specialty Retail — 1.2%
345,300	Staples Inc.	7,769,250
	TOTAL CONSUMER DISCRETIONARY	51,217,749
CONSUMER STAPLES — 2.2%
Food Products — 1.2%
255,800	Kraft Foods Inc., Class A Shares	8,139,556
Household Products — 0.4%
43,800	Kimberly-Clark Corp.	2,532,954
Tobacco — 0.6%
81,140	Philip Morris International Inc. *	4,190,881
	TOTAL CONSUMER STAPLES	14,863,391
ENERGY — 11.0%
Energy Equipment & Services — 4.1%
51,200	Diamond Offshore Drilling Inc.	6,108,160
279,820	Halliburton Co.	12,541,533
113,200	National-Oilwell Varco Inc. *	8,900,916
	Total Energy Equipment & Services	27,550,609
Oil, Gas & Consumable Fuels — 6.9%
516,341	Crosstex Energy Inc.	16,595,200
51,445	Devon Energy Corp.	4,881,616
582,500	El Paso Corp.	10,444,225
78,770	Newfield Exploration Co. *	3,858,154
137,800	Total SA, ADR	10,541,700
	Total Oil, Gas & Consumable Fuels	46,320,895
	TOTAL ENERGY	73,871,504
FINANCIALS — 6.0%
Capital Markets — 4.2%
459,300	Charles Schwab Corp.	10,513,377
506,820	Invesco Ltd.	11,803,838
338,857	Och-Ziff Capital Management Group	5,536,923
	Total Capital Markets	27,854,138
Consumer Finance — 0.7%
131,300	American Express Co.	4,873,856
Diversified Financial Services — 1.1%
184,600	JPMorgan Chase & Co.	7,500,298
	TOTAL FINANCIALS	40,228,292
HEALTH CARE — 8.2%
Health Care Equipment & Supplies — 2.0%
34,200	Beckman Coulter Inc.	2,474,028
202,420	Medtronic Inc.	10,693,848
	Total Health Care Equipment & Supplies	13,167,876

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Shares	Security	Value
Health Care Providers & Services — 1.0%
249,500	UnitedHealth Group Inc.	$7,005,960
Health Care Technology — 1.6%
999,620	HLTH Corp. *	10,935,843
Pharmaceuticals — 3.6%
150,600	Johnson & Johnson	10,311,582
103,400	Novartis AG, ADR	6,136,790
193,100	Wyeth	7,824,412
	Total Pharmaceuticals	24,272,784
	TOTAL HEALTH CARE	55,382,463
INDUSTRIALS — 10.1%
Building Products — 2.1%
1,053,300	Assa Abloy AB	14,362,178
Commercial Services & Supplies — 2.4%
563,180	Covanta Holding Corp. *	15,847,885
Electrical Equipment — 0.6%
153,100	ABB Ltd., ADR	4,014,282
Industrial Conglomerates — 3.7%
662,970	General Electric Co.	18,755,421
134,900	McDermott International Inc. *	6,430,683
	Total Industrial Conglomerates	25,186,104
Machinery — 1.3%
171,500	Dover Corp.	8,511,545
	TOTAL INDUSTRIALS	67,921,994
INFORMATION TECHNOLOGY — 6.9%
Communications Equipment — 3.6%
434,170	Cisco Systems Inc. *	9,547,398
202,500	Nokia Oyj, ADR	5,532,300
159,810	QUALCOMM Inc.	8,843,886
	Total Communications Equipment	23,923,584
Computers & Peripherals — 1.3%
595,220	EMC Corp. *	8,934,252
Internet Software & Services — 1.1%
231,755	VeriSign Inc. *	7,541,308
Software — 0.9%
288,040	Oracle Corp. *	6,201,501
	TOTAL INFORMATION TECHNOLOGY	46,600,645
TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
150,400	American Tower Corp., Class A Shares *	6,301,760

UTILITIES — 3.6%
Electric Utilities — 1.0%
132,840	Allegheny Energy Inc.	6,429,456
Gas Utilities — 1.2%
158,670	National Fuel Gas Co.	7,900,179
Independent Power Producers & Energy Traders — 1.4%
262,140	NRG Energy Inc. *	9,513,061
	TOTAL UTILITIES	23,842,696
	TOTAL COMMON STOCKS (Cost — $418,720,600)	380,230,494

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Shares	Security	Value
PREFERRED STOCKS — 3.2%
FINANCIALS — 3.2%
Diversified Financial Services — 0.1%
30,000	Citigroup Inc., 8.125%	$616,500
Insurance — 3.0%
349,800	American International Group Inc., 8.500%	20,120,496
Thrifts & Mortgage Finance — 0.1%
25,950	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	439,852
300	Federal National Mortgage Association (FNMA), 7.000% (a)(c)	8,382
17,650	Federal National Mortgage Association (FNMA), 8.250%	296,344
	Total Thrifts & Mortgage Finance	744,578
	TOTAL PREFERRED STOCKS (Cost — $28,161,730)	21,481,574

Face Amount
ASSET-BACKED SECURITIES — 1.1%
FINANCIALS — 1.1%
Home Equity — 1.0%
$750,000	Asset-Backed Funding Certificates, 3.911% due 1/25/34 (a)(c)	455,227
132,104	Countrywide Asset-Backed Certificates, 3.711% due 6/25/34 (c)	56,921
720,000	Credit-Based Asset Servicing & Securitization LLC, 5.704% due 12/25/36	584,608
73,417	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (a)(b)(d)(e)	7
166,805	Fremont Home Loan Trust, 4.111% due 2/25/34 (c)	84,660
	GSAA Home Equity Trust:
1,770,000	2.761% due 3/25/37 (c)	626,870
1,790,000	2.731% due 7/25/37 (c)	631,366
1,720,000	2.761% due 5/25/47 (c)	618,149
1,005,000	GSAMP Trust, 3.611% due 11/25/34 (c)	791,128
898,774	Lehman XS Trust, 2.531% due 6/25/46 (c)	833,910
1,500,000	Option One Mortgage Loan Trust, 3.511% due 5/25/34 (c)	1,272,210
461,748	Renaissance Home Equity Loan Trust, 4.361% due 3/25/34 (c)	289,339
	Sail Net Interest Margin Notes:
141,210	7.750% due 4/27/33 (b)(d)(e)	16
71,380	5.500% due 3/27/34 (b)(d)(e)	8
539,411	Structured Asset Securities Corp., 2.711% due 11/25/37 (a)(c)	478,285
	Total Home Equity	6,722,704
Student Loan — 0.1%
350,000	Nelnet Student Loan Trust, 4.280% due 4/25/24 (a)(c)	352,940
765,462	RAAC, 2.841% due 10/25/46 (a)(c)(d)	476,202
	Total Student Loan	829,142
	TOTAL ASSET-BACKED SECURITIES (Cost — $10,291,585)	7,551,846
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
260,000	American Home Mortgage Investment Trust, 3.261% due 11/25/45 (c)	83,701
1,426,128	BCAP LLC Trust, 2.651% due 10/25/36 (c)	907,173
156,343	Bear Stearns ARM Trust, 5.774% due 2/25/36 (c)	136,844
1,499,795	Countrywide Alternative Loan Trust, 2.668% due 7/20/46 (c)	656,774
	Federal Home Loan Mortgage Corp. (FHLMC):
60,576	6.000% due 3/15/34 (c)	46,357
528,200	PAC, 6.000% due 4/15/34 (c)	486,879
746,343	Harborview Mortgage Loan Trust, 3.528% due 11/19/35 (c)	59,707
1,020,845	MASTR Adjustable Rate Mortgages Trust, 4.626% due 9/25/33 (c)	909,540
355,139	Merit Securities Corp., 3.960% due 9/28/32 (c)(d)	330,804
	MLCC Mortgage Investors Inc.:
310,637	3.381% due 4/25/29 (c)	265,643
509,239	3.341% due 5/25/29 (c)	487,080

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
$1,097,239	RBS Greenwich Capital, Mortgage Pass-Through Certificates, 7.000% due 4/25/35	$951,975
644,744	Structured ARM Loan Trust, 5.901% due 5/25/36 (c)	492,724
	Thornburg Mortgage Securities Trust:
230,286	6.214% due 7/25/37 (c)	203,234
223,799	6.216% due 7/25/37 (c)	195,253
786,157	Washington Mutual Mortgage Pass-Through Certificates, 4.518% due 7/25/46 (c)	510,019
792,045	Wells Fargo Alternative Loan Trust, 2.891% due 6/25/37 (c)	488,338
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $8,843,567)	7,212,045
COLLATERALIZED SENIOR LOANS — 0.9%
CONSUMER DISCRETIONARY — 0.4%
Diversified Consumer Services — 0.1%
248,750	Thomson Learning Hold, Term Loan B, 5.200% due 7/5/14 (c)	220,416
Hotels, Restaurants & Leisure — 0.0%
229,916	Aramark Corp., Term Loan, 6.705% due 1/31/14	218,937
Media — 0.2%
249,375	Charter Communications, Term Loan B, 7.350% due 3/15/14	220,048
248,029	CMP Susquehanna Corp., Term Loan, 6.876% due 6/7/13	204,624
498,123	Idearc Inc., Term Loan B, 4.860% due 11/1/14 (c)	372,969
245,500	LodgeNet Entertainment Corp., Term Loan B, 4.700% due 4/4/14 (c)	221,717
248,106	Regal Cinemas Corp., Term Loan B, 6.330% due 10/19/10	234,322
250,000	UPC Broadband Holding BV, Term Loan N, 4.459% due 3/30/14 (c)	235,063
	Total Media	1,488,743
Multiline Retail — 0.1%
250,000	Neiman Marcus Group Inc., Term Loan B, 6.939% due 3/13/13 (c)	233,647
Specialty Retail — 0.0%
248,100	Michaels Stores Inc. Term Loan B, 5.000% due 10/31/13 (c)	200,289
	TOTAL CONSUMER DISCRETIONARY	2,362,032
HEALTH CARE — 0.1%
Health Care Equipment & Supplies — 0.0%
	Bausch & Lomb Inc.:
199,000	Term Loan, 8.080% due 4/11/15 (c)	194,108
50,000	Term Loan B, 6.511% due 4/11/15	48,771
	Total Health Care Equipment & Supplies	242,879
Health Care Providers & Services — 0.1%
	Community Health Systems Inc.:
15,468	Term Loan, 7.756% due 7/2/14	14,668
226,754	Term Loan B, 5.335% due 7/2/14 (c)	215,021
248,744	HCA Inc., Term Loan B, 7.080% due 11/1/13 (c)	234,251
	Total Health Care Providers & Services	463,940
Pharmaceuticals — 0.0%
249,372	Royalty Pharma, Term Loan B, 5.511% due 5/15/14 (c)	248,827
	TOTAL HEALTH CARE	955,646
INDUSTRIALS — 0.1%
Aerospace & Defense — 0.1%
	Dubai Aerospace Enterprise, Term Loan:
285,305	6.410% due 7/31/09 (c)	270,326
287,234	6.450% due 7/31/09 (c)	272,155
	Total Aerospace & Defense	542,481

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Airlines — 0.0%
$3,133	Delta Airlines Inc., Term Loan, 8.082% due 4/30/14	$2,113
178,950	United Airlines Inc., Term Loan B, 4.500% due 1/12/14 (c)	131,260
	Total Airlines	133,373
Commercial Services & Supplies — 0.0%
248,120	US Investigations Services Inc., Term Loan B, 7.910% due 2/21/15	229,925
Hotels, Restaurants & Leisure — 0.0%
14,607	Aramark Corp., Letter of Credit Facility Deposits, 1.875% due 1/31/14 (c)	13,909
	TOTAL INDUSTRIALS	919,688
INFORMATION TECHNOLOGY — 0.1%
IT Services — 0.1%
565,725	First Data Corp., Term Loan, 5.349% due 10/15/14 (c)	521,791
MATERIALS — 0.1%
Containers & Packaging — 0.1%
500,000	Graphic Packaging International, Term Loan C, 5.542% due 5/16/14 (c)	481,053
Paper & Forest Products — 0.0%
248,750	NewPage Corp., Term Loan, Tranche B, 7.156% due 11/5/14 (c)	246,469
	TOTAL MATERIALS	727,522
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
168,750	Insight Midwest, Term Loan B, 6.480% due 4/10/14 (c)	162,764
UTILITIES — 0.1%
Electric Utilities — 0.1%
498,750	TXU Corp., Term Loan B, 6.759% due 10/10/14 (c)	470,072
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $6,534,460)	6,119,515
CORPORATE BONDS & NOTES — 17.0%
CONSUMER DISCRETIONARY — 2.7%
Auto Components — 0.2%
280,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (d)(f)	245,000
295,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	104,725
	Visteon Corp., Senior Notes:
327,000	8.250% due 8/1/10	282,855
845,000	12.250% due 12/31/16 (d)	591,500
	Total Auto Components	1,224,080
Automobiles — 0.2%
110,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	56,650
	General Motors Corp., Senior Debentures:
600,000	8.250% due 7/15/23	300,000
1,300,000	8.375% due 7/15/33	646,750
	Total Automobiles	1,003,400
Diversified Consumer Services — 0.0%
	Education Management LLC/Education Management Finance Corp.:
20,000	Senior Notes, 8.750% due 6/1/14	18,100
210,000	Senior Subordinated Notes, 10.250% due 6/1/16	183,225
	Total Diversified Consumer Services	201,325
Hotels, Restaurants & Leisure — 0.9%
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	740,000
255,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	5,100

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 0.9% (continued)
$305,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (d)	$244,000
550,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	533,500
160,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	157,600
660,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	485,100
600,000	McDonald’s Corp., Medium Term Notes, 5.350% due 3/1/18	588,755
	MGM MIRAGE Inc.:
380,000	Notes, 6.750% due 9/1/12	335,350
	Senior Notes:
575,000	5.875% due 2/27/14	457,125
320,000	7.625% due 1/15/17	257,600
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	198,940
500,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	485,000
270,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	222,750
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	573,438
	Station Casinos Inc.:
	Senior Notes:
60,000	6.000% due 4/1/12	40,500
530,000	7.750% due 8/15/16	357,750
100,000	Senior Subordinated Notes, 6.875% due 3/1/16	46,000
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	482,500
	Total Hotels, Restaurants & Leisure	6,211,008
Household Durables — 0.2%
185,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	124,875
485,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	482,575
700,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.608% due 9/1/12	640,500
	Total Household Durables	1,247,950
Internet & Catalog Retail — 0.0%
30,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (d)	28,650
Media — 0.8%
	Affinion Group Inc.:
355,000	Senior Notes, 10.125% due 10/15/13	358,550
100,000	Senior Subordinated Notes, 11.500% due 10/15/15	100,000
1,159,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	883,737
325,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	287,625
105,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	72,450
390,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (d)	407,550
840,000	Comcast Corp., Notes, 6.500% due 1/15/17	847,769
225,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10	217,125
1,485,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	683,100
20,000	News America Inc., 6.650% due 11/15/37	19,054
	R.H. Donnelley Corp.:
655,000	Senior Discount Notes, 6.875% due 1/15/13	327,500
450,000	Senior Notes, 8.875% due 1/15/16	219,375
10,000	Time Warner Cable Inc., 5.850% due 5/1/17	9,548
810,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	827,947
360,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	318,600
	Total Media	5,579,930

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Multiline Retail — 0.2%
$530,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (f)	$503,500
1,105,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	1,088,425
	Total Multiline Retail	1,591,925
Specialty Retail — 0.1%
315,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	252,394
165,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	169,125
150,000	Michaels Stores Inc., Senior Subordinated Bonds, 11.375% due 11/1/16	106,500
	Total Specialty Retail	528,019
Textiles, Apparel & Luxury Goods — 0.1%
270,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	260,550
	TOTAL CONSUMER DISCRETIONARY	17,876,837
CONSUMER STAPLES — 0.4%
Beverages — 0.1%
760,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	780,900
Food & Staples Retailing — 0.2%
425,944	CVS Caremark Corp., 6.943% due 1/10/30 (d)	413,870
	Kroger Co.:
200,000	5.500% due 2/1/13	200,431
400,000	Senior Notes, 6.150% due 1/15/20	396,585
150,000	Safeway Inc., Senior Notes, 6.500% due 11/15/08	150,846
	Total Food & Staples Retailing	1,161,732
Food Products — 0.1%
	Dole Food Co. Inc., Senior Notes:
125,000	7.250% due 6/15/10	115,625
261,000	8.875% due 3/15/11	239,141
	Total Food Products	354,766
Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
150,000	8.500% due 5/15/12	141,375
160,000	11.000% due 5/15/12	164,400
	Total Tobacco	305,775
	TOTAL CONSUMER STAPLES	2,603,173
ENERGY — 2.2%
Energy Equipment & Services — 0.1%
585,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	583,537
250,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (d)	252,500
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	55,688
10,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	10,707
	Total Energy Equipment & Services	902,432
Oil, Gas & Consumable Fuels — 2.1%
750,000	Amerada Hess Corp., Senior Notes, 6.650% due 8/15/11	788,262
	Anadarko Petroleum Corp., Senior Notes:
60,000	5.950% due 9/15/16	59,862
1,240,000	6.450% due 9/15/36	1,197,077
	Apache Corp.:
540,000	5.625% due 1/15/17	547,585
200,000	Senior Notes, 5.250% due 4/15/13	203,015
440,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	446,600
	Chesapeake Energy Corp., Senior Notes:

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 2.1% (continued)
$775,000	6.375% due 6/15/15	$736,250
400,000	6.500% due 8/15/17	376,000
85,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	84,575
330,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	356,375
750,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	792,923
	El Paso Corp., Medium-Term Notes:
180,000	7.800% due 8/1/31	179,832
1,050,000	7.750% due 1/15/32	1,048,892
650,000	Energy Transfer Partners LP, 6.700% due 7/1/18	656,735
320,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	313,091
660,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	656,700
260,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	265,850
	Kerr-McGee Corp.:
140,000	6.950% due 7/1/24	143,496
300,000	Notes, 6.875% due 9/15/11	313,829
	Kinder Morgan Energy Partners LP, Senior Notes:
540,000	6.000% due 2/1/17	534,174
100,000	5.950% due 2/15/18	97,484
605,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	612,562
240,000	Overseas Shipholding Group Inc., Senior Notes, 7.500% due 2/15/24	220,200
410,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	430,500
160,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (d)	139,200
780,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)(d)(e)	109,200
260,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	254,800
330,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	348,150
180,000	VeraSun Energy Corp., 9.375% due 6/1/17	95,400
355,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	350,562
	Williams Cos. Inc.:
100,000	Notes, 8.750% due 3/15/32	114,000
470,000	Senior Notes, 7.750% due 6/15/31	488,800
	XTO Energy Inc.:
350,000	5.650% due 4/1/16	339,769
	Senior Notes:
170,000	7.500% due 4/15/12	182,513
300,000	5.500% due 6/15/18	281,392
	Total Oil, Gas & Consumable Fuels	13,765,655
	TOTAL ENERGY	14,668,087
FINANCIALS — 3.7%
Capital Markets — 0.5%
300,000	Bear Stearns Co. Inc., Senior Notes, 6.400% due 10/2/17	294,305
30,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (c)(g)	19,871
600,000	Goldman Sachs Group Inc., Senior Notes, 6.150% due 4/1/18	579,014
1,200,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (d)	726,943
50,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (c)(g)	26,520
	Lehman Brothers Holdings Inc., Medium-Term Notes:
1,110,000	6.750% due 12/28/17	1,011,149
130,000	Senior Notes, 6.200% due 9/26/14	119,785
	Merrill Lynch & Co. Inc.:
100,000	5.450% due 2/5/13	92,854
520,000	6.875% due 4/25/18	487,611
	Total Capital Markets	3,358,052
Commercial Banks — 0.6%
20,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (c)(g)	14,168

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Commercial Banks — 0.6% (continued)
$40,908	Fifth Third Bank, Notes, 2.870% due 8/10/09	$39,630
290,000	Glitnir Banki HF, Notes, 6.375% due 9/25/12 (d)	222,250
100,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (c)(d)(g)	82,179
1,300,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(d)(g)	1,133,171
1,400,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (c)(d)(g)	898,239
1,520,000	Wachovia Corp., Medium Term Notes, 5.500% due 5/1/13	1,404,833
200,000	Wells Fargo & Co., Medium Term Notes, 4.375% due 1/31/13	190,465
	Total Commercial Banks	3,984,935
Consumer Finance — 1.4%
300,000	Aiful Corp., Notes, 6.000% due 12/12/11 (d)	261,328
610,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (c)	546,777
300,000	Caterpillar Financial Services Corp., Medium-Term Notes, 5.450% due 4/15/18	295,871
	Ford Motor Credit Co.:
	Notes:
750,000	5.700% due 1/15/10	646,329
1,050,000	7.000% due 10/1/13	752,953
	Senior Notes:
135,000	9.750% due 9/15/10	116,609
559,000	8.026% due 6/15/11 (c)	441,500
1,600,000	9.875% due 8/10/11	1,305,486
310,000	12.000% due 5/15/15	261,541
170,000	8.000% due 12/15/16	120,305
	General Motors Acceptance Corp., Notes:
500,000	5.625% due 5/15/09	455,293
320,000	7.750% due 1/19/10	258,595
1,580,000	6.875% due 9/15/11	1,043,930
1,900,000	6.625% due 5/15/12	1,195,809
300,000	6.750% due 12/1/14	172,032
500,000	John Deere Capital Corp., Medium-Term Notes, 5.350% due 4/3/18	489,924
	SLM Corp.:
1,340,000	8.450% due 6/15/18	1,266,750
125,000	Medium-Term Notes, 3.000% due 1/26/09 (c)	123,672
	Total Consumer Finance	9,754,704
Diversified Financial Services — 0.8%
150,000	AAC Group Holding Corp., step bond to yield 0.000% due 10/1/12 (d)	144,750
100,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	87,213
100,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17	89,679
510,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	316,200
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	123,331
	Citigroup Inc.:
580,000	5.500% due 4/11/13	567,129
550,000	6.875% due 3/5/38	532,431
125,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.125% due 9/15/09	121,527
	General Electric Capital Corp.:
250,000	Medium-Term Notes, 5.450% due 1/15/13	251,112
1,290,000	Senior Notes, 5.625% due 5/1/18	1,256,865
20,000	Subordinated Debentures, 6.375% due 11/15/67 (c)	18,505
200,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (c)(d)	173,121
125,000	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	125,840
	Leucadia National Corp., Senior Notes:
370,000	8.125% due 9/15/15	370,462
70,000	7.125% due 3/15/17	65,887

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Diversified Financial Services — 0.8% (continued)
	Residential Capital LLC:
$45,000	8.500% due 5/15/10 (d)	$32,400
344,000	9.625% due 5/15/15 (d)	135,880
	Vanguard Health Holdings Co.:
620,000	I LLC, Senior Discount Notes, step bond to yield 10.257% due 10/1/15	548,700
300,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	294,000
	Total Diversified Financial Services	5,255,032
Insurance — 0.3%
1,170,000	American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18	1,051,302
20,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	17,055
600,000	Pacific Life Global Funding, 5.150% due 4/15/13 (d)	595,900
140,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (c)	118,321
	Total Insurance	1,782,578
Real Estate Investment Trusts (REITs) — 0.0%
220,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	183,700
75,000	iStar Financial Inc., Senior Notes, 4.875% due 1/15/09	71,258
85,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	80,325
	Total Real Estate Investment Trusts (REITs)	335,283
Real Estate Management & Development — 0.1%
270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	163,350
570,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	273,600
	Total Real Estate Management & Development	436,950
Thrifts & Mortgage Finance — 0.0%
270,000	Countrywide Home Loans Inc., Notes, 5.625% due 7/15/09	264,872
	TOTAL FINANCIALS	25,172,406
HEALTH CARE — 1.3%
Health Care Providers & Services — 1.2%
550,000	Cardinal Health Inc., 5.800% due 10/15/16	537,523
460,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	465,750
730,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	721,787
	HCA Inc.:
295,000	Notes, 6.375% due 1/15/15	243,375
345,000	Senior Notes, 6.500% due 2/15/16	288,938
	Senior Secured Notes:
800,000	9.125% due 11/15/14	826,000
215,000	9.250% due 11/15/16	221,988
435,000	9.625% due 11/15/16 (f)	449,137
425,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	428,188
	Tenet Healthcare Corp., Senior Notes:
180,000	6.375% due 12/1/11	178,200
870,000	6.500% due 6/1/12	849,337
650,000	7.375% due 2/1/13	614,250
31,000	9.875% due 7/1/14	31,310
600,000	UnitedHealth Group Inc., Senior Notes, 5.250% due 3/15/11	594,196
943,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (c)(f)	759,115
	WellPoint Inc., Senior Notes:
720,000	5.000% due 1/15/11	712,693
30,000	5.875% due 6/15/17	28,720
	Total Health Care Providers & Services	7,950,507
Pharmaceuticals — 0.1%
650,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	656,758

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Pharmaceuticals — 0.1% (continued)
$445,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (b)(e)	$10,013
	Total Pharmaceuticals	666,771
	TOTAL HEALTH CARE	8,617,278
INDUSTRIALS — 1.5%
Aerospace & Defense — 0.2%
1,060,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (f)	1,052,050
Airlines — 0.2%
	Continental Airlines Inc., Pass-Through Certificates:
118,059	8.312% due 4/2/11	105,072
380,000	7.339% due 4/19/14	281,200
800,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (d)	784,000
	Total Airlines	1,170,272
Building Products — 0.2%
1,110,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	1,098,900
1,110,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 16.351% due 3/1/14	463,425
	Total Building Products	1,562,325
Commercial Services & Supplies — 0.4%
180,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	163,815
220,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	212,300
550,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	545,188
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	634,500
440,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	363,000
790,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (d)	718,900
225,000	Waste Management Inc., Senior Notes, 6.375% due 11/15/12	224,391
	Total Commercial Services & Supplies	2,862,094
Industrial Conglomerates — 0.1%
	Sequa Corp., Senior Notes:
140,000	11.750% due 12/1/15 (d)	122,500
140,000	13.500% due 12/1/15 (d)(f)	122,500
	Total Industrial Conglomerates	245,000
Machinery — 0.0%
60,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	58,950
Road & Rail — 0.2%
1,195,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,045,625
50,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13	49,250
430,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	436,988
	Total Road & Rail	1,531,863
Trading Companies & Distributors — 0.2%
355,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (d)	314,175
440,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	380,600
650,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	464,750
	Total Trading Companies & Distributors	1,159,525
Transportation Infrastructure — 0.0%
	Swift Transportation Co., Senior Secured Notes:
150,000	10.426% due 5/15/15 (c)(d)	54,750

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Transportation Infrastructure — 0.0% (continued)
$405,000	12.500% due 5/15/17 (d)	$159,975
	Total Transportation Infrastructure	214,725
	TOTAL INDUSTRIALS	9,856,804
INFORMATION TECHNOLOGY — 0.4%
Electronic Equipment & Instruments — 0.1%
1,115,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15	774,925
IT Services — 0.2%
170,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (d)(f)	154,700
360,000	First Data Corp., 9.875% due 9/24/15 (d)	319,050
	SunGard Data Systems Inc.:
400,000	Senior Notes, 9.125% due 8/15/13	411,000
660,000	Senior Subordinated Notes, 10.250% due 8/15/15	673,200
	Total IT Services	1,557,950
Office Electronics — 0.1%
290,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	290,627
Semiconductors & Semiconductor Equipment — 0.0%
35,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	29,837
	TOTAL INFORMATION TECHNOLOGY	2,653,339
MATERIALS — 1.3%
Chemicals — 0.1%
	Georgia Gulf Corp., Senior Notes:
90,000	9.500% due 10/15/14	68,400
515,000	10.750% due 10/15/16	270,375
110,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	103,675
100,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	106,000
360,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	366,227
	Total Chemicals	914,677
Containers & Packaging — 0.1%
285,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	245,100
535,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	500,225
195,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	166,725
	Total Containers & Packaging	912,050
Metals & Mining — 0.8%
1,560,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,636,619
650,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	676,000
205,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (c)(f)	169,125
610,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	567,300
935,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (d)	916,300
	Steel Dynamics Inc.:
100,000	7.375% due 11/1/12	99,500
785,000	Senior Notes, 7.750% due 4/15/16 (d)	777,150
200,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	187,000
156,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	149,836
	Total Metals & Mining	5,178,830
Paper & Forest Products — 0.3%
750,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (d)	785,625
545,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	506,850
435,000	NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12 (c)	415,425

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount	Security	Value
Paper & Forest Products — 0.3% (continued)
$150,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	$154,558
	Total Paper & Forest Products	1,862,458
	TOTAL MATERIALS	8,868,015
TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 1.1%
600,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	582,803
730,000	Embarq Corp., Senior Notes, 6.738% due 6/1/13	703,519
	Hawaiian Telcom Communications Inc.:
120,000	Senior Notes, 9.750% due 5/1/13	44,400
660,000	Senior Subordinated Notes, 12.500% due 5/1/15	141,900
680,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	708,900
	Level 3 Financing Inc.:
30,000	6.704% due 2/15/15 (c)	25,200
295,000	Senior Notes, 9.250% due 11/1/14	269,925
750,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (d)	727,500
1,150,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	1,066,625
100,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	91,291
450,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	455,674
800,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	744,000
650,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (d)	676,000
925,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	941,187
	Total Diversified Telecommunication Services	7,178,924
Wireless Telecommunication Services — 0.6%
420,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (d)(f)	489,300
65,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	63,375
1,270,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	1,394,685
245,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	251,737
1,190,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	1,170,070
300,000	Sprint Nextel Corp., 6.000% due 12/1/16	253,144
780,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)(d)	659,100
	Total Wireless Telecommunication Services	4,281,411
	TOTAL TELECOMMUNICATION SERVICES	11,460,335
UTILITIES — 1.8%
Electric Utilities — 0.2%
365,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	391,490
120,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	129,900
	Pacific Gas & Electric Co.:
320,000	5.625% due 11/30/17	317,434
230,000	Senior Unsubordinated Notes, 5.800% due 3/1/37	210,003
670,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (d)(f)	648,225
	Total Electric Utilities	1,697,052
Gas Utilities — 0.1%
770,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	714,175
Independent Power Producers & Energy Traders — 1.5%
	AES Corp., Senior Notes:
1,100,000	7.750% due 3/1/14	1,097,250
720,000	7.750% due 10/15/15	714,600
660,000	8.000% due 10/15/17	653,400
50,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	46,250
990,000	Dynegy Inc., 7.670% due 11/8/16	968,962
	Edison Mission Energy, Senior Notes:
480,000	7.750% due 6/15/16	483,600

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount†		Security	Value
Independent Power Producers & Energy Traders — 1.5% (continued)
350,000		7.200% due 5/15/19	$330,750
250,000		7.625% due 5/15/27	221,250
2,630,000		Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (d)(f)	2,616,850
670,896		Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	726,245
		NRG Energy Inc., Senior Notes:
250,000		7.250% due 2/1/14	244,375
1,615,000		7.375% due 2/1/16	1,570,587
380,000		TXU Corp., Senior Notes, 5.550% due 11/15/14	302,404
		Total Independent Power Producers & Energy Traders	9,976,523
		TOTAL UTILITIES	12,387,750
		TOTAL CORPORATE BONDS & NOTES (Cost — $127,308,760)	114,164,024
MORTGAGE-BACKED SECURITIES — 3.0%
FHLMC — 2.0%
		Federal Home Loan Mortgage Corp. (FHLMC):
2,723,551		5.114% due 6/1/35 (c)	2,749,544
91,097		6.101% due 9/1/37 (c)	92,724
		Gold:
493,190		7.000% due 6/1/17	517,445
299,785		8.500% due 9/1/25	331,147
599,072		6.500% due 8/1/29	621,319
9,122,707		6.000% due 9/1/32-2/1/36	9,214,161
		TOTAL FHLMC	13,526,340
FNMA — 1.0%
		Federal National Mortgage Association (FNMA):
451,934		8.000% due 12/1/12	464,572
1,577,534		5.500% due 1/1/14-4/1/35	1,559,322
1,429,265		7.000% due 3/15/15-6/1/32	1,510,759
519,212		4.205% due 12/1/34 (c)	524,424
698,349		4.852% due 1/1/35 (c)	706,464
899,080		5.034% due 3/1/35 (c)	921,829
846,148		5.093% due 4/1/35 (c)	861,876
		TOTAL FNMA	6,549,246
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $20,006,068)	20,075,586
SOVEREIGN BOND — 0.0%
Argentina — 0.0%
22,931	ARS	Republic of Argentina, GDP Linked Securities, 1.384% due 12/15/35 (c) (Cost - $266)	663

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.1%
U.S. Government Agencies — 1.3%
		Federal Home Loan Bank (FHLB):
4,000,000		2.450% due 9/11/08	3,998,980
100,000		Global Bonds, 5.500% due 7/15/36	104,772
		Federal Home Loan Mortgage Corp. (FHLMC):
3,900,000		2.391% due 10/19/09 (c)	3,899,520
700,000		Notes, 4.875% due 2/17/09	708,054
		Total U.S. Government Agencies	8,711,326
U.S. Government Obligations — 1.8%
		U.S. Treasury Bonds:
3,090,000		4.750% due 2/15/37	3,155,666
900,000		4.375% due 2/15/38	867,586

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount†	Security	Value
U.S. Government Obligations — 1.8% (continued)
8,320,000	U.S. Treasury Notes, 4.000% due 8/15/18	$8,324,767
	Total U.S. Government Obligations	12,348,019
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $20,942,749)	21,059,345
U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.6%
	U.S. Treasury Bonds, Inflation Indexed:
829,297	2.000% due 1/15/26	812,646
2,029,728	2.375% due 1/15/27	2,097,440
751,751	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17	798,031
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $3,532,246)	3,708,117
Contracts
PURCHASED OPTIONS — 0.5%
1,482	S&P 500 Index, Put @ $1,220.00, expires 9/20/08 (Cost - $4,376,346)	3,586,440
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $648,718,377)	585,189,649
Face Amount
SHORT-TERM INVESTMENTS — 13.0%
U.S. Government Agencies — 1.9%
	Federal Home Loan Bank (FHLB), Discount Notes:
$3,600,000	2.123% due 10/24/08 (h)	3,580,301
8,000,000	2.512% due 10/28/08 (h)	7,954,144
	Federal National Mortgage Association (FNMA), Discount Notes:
432,000	1.825% - 2.690% due 12/15/08 (h)(i)	427,961
500,000	2.614% due 12/17/08 (h)(i)	495,256
145,000	2.554% due 12/26/08 (h)(i)	144,984
	Total U.S. Government Agencies (Cost — $12,600,788)	12,602,646
Repurchase Agreements — 11.1%
59,846,000	Interest in $795,846,000 joint tri-party repurchase agreement dated 7/31/08 with Deutsche Bank Securities Inc., 2.180% due 8/1/08; Proceeds at maturity - $59,849,624; (Fully collateralized by various U.S. government agency obligations, 3.165% to 3.500% due 3/5/10 to 6/23/10; Market value - $61,042,962)	59,846,000
15,340,000	Morgan Stanley tri-party repurchase agreement dated 7/31/08, 2.130% due 8/1/08; Proceeds at maturity - $15,340,908; (Fully collateralized by U.S. government agency obligations, 0.000% due 10/15/20; Market value - $15,725,860)	15,340,000
	Total Repurchase Agreements (Cost — $75,186,000)	75,186,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $87,786,788)	87,788,646
	TOTAL INVESTMENTS — 100.0% (Cost — $736,505,165#)	672,978,295

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2008

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Security is currently in default.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ADR	-	American Depositary Receipt
	ARM	-	Adjustable Rate Mortgage
	ARS	-	Argentine Peso
	GDP	-	Gross Domestic Product
	GSAMP	-	Goldman Sachs Alternative Mortgage Products
	MASTR	-	Mortgage Asset Securitization Transactions Inc.
	PAC	-	Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund pursues its investment objective by investing at least 80% of its assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the

Notes to Schedule of Investments (unaudited) (continued)

value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Forward Foreign Currency Contracts.  The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Mortgage Dollar Rolls.  The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Securities Traded on a To-Be-Announced Basis.  The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Short Sales of Securities.  A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed security. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

(i) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or

Notes to Schedule of Investments (unaudited) (continued)

to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(j) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(k) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(l) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Security Transactions.  Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,016,465
Gross unrealized depreciation	(77,543,335)
Net unrealized depreciation	$(63,526,870)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Written options, outstanding October 31, 2007	10	$9,169
Options written	18,472	4,685,650
Options closed	(17,783)	(4,550,187)
Options expired	(699)	(144,632)
Written options, outstanding July 31, 2008	—	—

At July 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
British Pound	808,000	$1,599,772	8/5/08	$(1,361)
Euro	1,000,000	1,558,740	8/5/08	4,590
Euro	320,254	499,193	8/5/08	6,456
Euro	2,830,000	4,411,234	8/5/08	(8,377)
Euro	1,320,254	2,047,928	11/5/08	(24,699)
Japanese Yen	72,660,000	672,375	8/5/08	(33,062)
Japanese Yen	72,660,000	675,992	11/15/08	713
				(55,740)
Contracts to Sell:
British Pound	808,000	$1,599,772	8/5/08	$(16,092)
British Pound	808,000	1,588,929	11/5/08	1,216
Euro	2,830,000	4,411,234	8/5/08	(16,244)
Euro	1,320,254	2,057,933	8/5/08	24,768
Euro	2,830,000	4,389,788	11/5/08	8,032
Japanese Yen	72,660,000	672,375	8/5/08	(748)
				932
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(54,808)

At July 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	214	3/09	$51,538,657	$51,849,525	$310,868
Germany Federal Republic 10 year	27	9/08	4,688,950	4,736,340	47,390
Pound Sterling 90 Day	10	3/09	2,333,806	2,341,251	7,445
U.S. Treasury Bonds	15	9/08	1,733,341	1,732,500	(841)
U.S. 2 Year Treasury Notes	62	9/08	13,095,935	13,144,000	48,065
U.S. 5 Year Treasury Notes	365	9/08	40,514,325	40,637,617	123,292
					536,219
Contracts to Sell:
U.S. 10 Year Treasury Notes	13	9/08	$1,497,169	$1,492,765	$4,404
Net Unrealized Gain on Open Futures Contracts					$540,623

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2008, the Fund held the following open swap contracts:

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	UNREALIZED APPRECIATION/ (DEPRECIATION)
Interest Rate Swaps:
Barclays Capital Inc.	$1,079,000	5/31/12	3-Month	4.400%	$15,456
			LIBOR
Credit Suisse First Boston Inc.	2,300,000	6/2/12	3-Month	4.790%	8,518
			LIBOR
Credit Suisse First Boston Inc.	500,000	6/2/20	5.223%	3-Month	(3,711)
				LIBOR
Lehman Brothers Inc.	1,780,000	6/16/12	3-Month	4.950%	11,305
			LIBOR
Lehman Brothers Inc.	890,000	6/17/12	3-Month	5.140%	8,643
			LIBOR
Lehman Brothers Inc.	430,000	6/16/20	5.247%	3-Month	(3,098)
				LIBOR
Lehman Brothers Inc.	220,000	6/17/20	5.329%	3-Month	(2,895)
				LIBOR
					$34,218
Credit Default Swaps:
Barclays Capital Inc.	30,000	12/20/12	0.360%	(a)	$6,657
(AMBAC Assurance Corp.)			quarterly
Barclays Capital Inc.	40,000	12/20/12	(b)	0.305%	(12,034)
(MBIA Insurance Corp.)				quarterly
Barclays Capital Inc.	50,000	12/20/12	0.360%	(a)	11,095
(AMBAC Assurance Corp.)			quarterly
Barclays Capital Inc.	60,000	12/20/12	(b)	0.310%	(17,976)
(MBIA Insurance Corp.)				quarterly
					(12,258)
Net Unrealized Appreciation on Open Swap Contracts					$21,960

(a) As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

(b) As a seller of protection, the Fund will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 26, 2008